Income tax expense, Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Numerical reconciliation of income tax expense and tax at the statutory rate [Abstract]
Loss before income tax expense	$ (4,070)	$ (9,554)
Tax at the statutory tax rate of 30%	(1,221)	(2,866)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income [Abstract]
Differences in tax rates	129	273
Non-deductible expenses	337	1,162
Foreign exchange and other translation adjustments	81	(38)
Additional tax-deductible expenditure	(25)	(4)
Unrecognised tax losses relating to current period	699	1,473
Income tax expense	$ 0	$ 0
Percentage of tax benefit	30.00%